Average Annual Total Returns - American Century Government Income Trust			12 Months Ended	60 Months Ended	89 Months Ended	120 Months Ended
		Aug. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)		1.35%
Bloomberg U.S. GNMA Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. GNMA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			0.96%	(0.60%)		0.85%
Bloomberg U.S. Government/MBS Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Government/MBS Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			0.83%	(0.67%)		0.88%
Bloomberg U.S. 1-3 Year Government Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.04%	1.37%		1.39%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.84%	1.87%		2.24%
CAPITAL PRESERVATION FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class
Average Annual Return, Percent			4.82%	2.16%		1.43%
GINNIE MAE FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			0.51%	(1.02%)		0.43%
GINNIE MAE FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.98%)	(2.08%)		(0.63%)
GINNIE MAE FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.30%	(1.20%)		(0.12%)
GINNIE MAE FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	I Class1 Return Before Taxes
Average Annual Return, Percent	[1]		0.61%	(0.92%)		0.53%
GINNIE MAE FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(4.26%)	(2.17%)		(0.28%)
GINNIE MAE FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	C Class2 Return Before Taxes
Average Annual Return, Percent	[2]		(0.49%)	(2.01%)		(0.42%)
GINNIE MAE FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			0.00%	(1.52%)		(0.07%)
GINNIE MAE FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			0.71%	(0.82%)		0.63%
GOVERNMENT BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			0.31%	(0.86%)		0.57%
GOVERNMENT BOND FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(1.37%)	(2.01%)		(0.47%)
GOVERNMENT BOND FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.18%	(1.10%)		0.01%
GOVERNMENT BOND FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	I Class1 Return Before Taxes
Average Annual Return, Percent	[3]		0.40%	(0.77%)		0.66%
GOVERNMENT BOND FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(4.44%)	(2.02%)		(0.13%)
GOVERNMENT BOND FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	C Class2 Return Before Taxes
Average Annual Return, Percent	[4]		(0.69%)	(1.85%)		(0.27%)
GOVERNMENT BOND FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			(0.19%)	(1.36%)		0.08%
GOVERNMENT BOND FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			0.51%	(0.67%)		0.78%
SHORT-TERM GOVERNMENT FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			3.56%	1.26%		1.11%
SHORT-TERM GOVERNMENT FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.87%	0.36%		0.41%
SHORT-TERM GOVERNMENT FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.09%	0.58%		0.54%
SHORT-TERM GOVERNMENT FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	I Class1 Return Before Taxes
Average Annual Return, Percent	[5]		3.67%	1.34%		1.20%
SHORT-TERM GOVERNMENT FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			0.98%	0.53%		0.62%
SHORT-TERM GOVERNMENT FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	C Class2 Return Before Taxes
Average Annual Return, Percent	[6]		2.53%	0.23%		0.25%
SHORT-TERM GOVERNMENT FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			3.05%	0.75%		0.60%
SHORT-TERM GOVERNMENT FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			3.77%	1.44%		1.31%
INFLATION-ADJUSTED BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			1.68%	1.52%		1.82%
Performance Inception Date		Feb. 10, 1997
INFLATION-ADJUSTED BOND FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			0.80%	(0.04%)		0.59%
Performance Inception Date		Feb. 10, 1997
INFLATION-ADJUSTED BOND FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.00%	0.52%		0.87%
Performance Inception Date		Feb. 10, 1997
INFLATION-ADJUSTED BOND FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	I Class1 Return Before Taxes
Average Annual Return, Percent	[7]		1.89%	1.64%		1.91%
Performance Inception Date	[7]	Apr. 10, 2017
INFLATION-ADJUSTED BOND FUND Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[7]		1.99%	1.74%		2.02%
Performance Inception Date	[7]	Apr. 10, 2017
INFLATION-ADJUSTED BOND FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(3.04%)	0.36%		1.11%
Performance Inception Date		Jun. 15, 1998
INFLATION-ADJUSTED BOND FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	C Class2 Return Before Taxes
Average Annual Return, Percent	[8]		0.73%	0.51%		0.96%
Performance Inception Date	[8]	Mar. 01, 2010
INFLATION-ADJUSTED BOND FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			1.17%	1.02%		1.31%
Performance Inception Date		Mar. 01, 2010
INFLATION-ADJUSTED BOND FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			1.99%	1.72%		2.03%
Performance Inception Date		Oct. 01, 2002
INFLATION-ADJUSTED BOND FUND R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			1.94%	1.77%	2.18%
Performance Inception Date		Jul. 28, 2017
INFLATION-ADJUSTED BOND FUND G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			2.15%	1.98%	2.40%
Performance Inception Date		Jul. 28, 2017

[1]	Historical performance for the I Class prior to its inception (April 10, 2017) is based on the performance of R5 Class shares. I Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[2]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[3]	Historical performance for the I Class prior to its inception (April 10, 2017) is based on the performance of R5 Class shares. I Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[4]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[5]	Historical performance for the I Class prior to its inception (April 10, 2017) is based on the performance of R5 Class shares. I Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[6]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[7]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[8]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.